General information	12 Months Ended
Dec. 31, 2025
General Information And Significant Events Of Period
General information
5.1 General information
5.1.1 Corporate Information
Valneva SE (the Company) together with its subsidiaries (the Group or Valneva) is a company focused on the development and commercialization of prophylactic vaccines for infectious diseases with significant unmet medical needs. The Company takes a highly specialized and targeted approach, applying deep expertise across multiple vaccine modalities, focused on providing either first-, best- or only-in-class vaccine solutions. Valneva has a strong track record, having advanced multiple vaccines from early R&D to approvals, and currently markets three proprietary travel vaccines as well as certain third-party vaccines leveraging the Group’s established commercial infrastructure. Revenues from the growing commercial business help fuel the continued advancement of the vaccine pipeline. This includes the only Lyme disease vaccine candidate in advanced clinical development, which is partnered with Pfizer, the world’s most clinically advanced Shigella vaccine candidate, as well as vaccine candidates against other global public health threats.
As at December 31, 2025, the Group’s portfolio includes three commercial vaccines:
▪IXIARO, (or JESPECT in Australia and New Zealand), is an inactivated Vero cell culture-derived Japanese encephalitis vaccine;
▪DUKORAL is an oral vaccine containing four inactivated strains of the bacterium Vibrio cholerae serotype O1, and part of a toxin from one of these strains as active substances.; and
▪IXCHIQ is the world’s first licensed chikungunya vaccine available to address this unmet medical need and the third vaccine we brought from early R&D to approval.
The Company is registered at Îlot Saint-Joseph, Bureaux Convergence, Bât. A, 12 ter Quai Perrache, 69002 Lyon (France). Valneva has operations in Austria, Sweden, the United Kingdom, France, Canada, and the United States and had an average of 694 employees in the year ended December 31, 2025
Valneva SE is a public company listed on the Euronext Paris (symbol: VLA) and on the Nasdaq Global Select Market (symbol: VALN) since May 2021.
Significant events of the period and significant agreements
IXCHIQ – Regulatory Updates
In 2025 and early 2026, Valneva reported several regulatory updates regarding its chikungunya vaccine, IXCHIQ. The impact of all the IXCHIQ related events have been reflected on the financial statements. For more information please see Note 5.15 Impairment testing and 5.17 Inventories.
European Medicines Agency (EMA)
EMA granted a marketing authorization for IXCHIQ for the prevention of chikungunya virus disease in individuals aged 12 years and older in the European Union in April 2025. This approval expanded the vaccine’s prior authorization for adult use and was supported by data demonstrating sustained antibody responses in 97% of participants for up to 24 months, with consistent immune durability across age groups.
In May 2025, EMA’s safety committee (PRAC) initiated a review of IXCHIQ following reports of serious adverse events (SAEs), mainly in individuals 65 years of age and older with several underlying medical conditions, during an outbreak vaccination campaign on the French island of La Réunion. EMA suspended the use of the vaccine for individuals over 65 years old while the review was ongoing.
In November 2025, EMA announced the lifting of the temporary restriction after concluding its review.
United States Food & Drug Administration (FDA)
In August 2025, the FDA suspended the license for IXCHIQ following additional reports of SAEs, requiring the Company to cease shipments and sales of the vaccine in the United States.
In January 2026, the Company decided to voluntarily withdraw the biologics license application (BLA) and investigational new drug (IND) application for IXCHIQ in the United States. The Company had been awaiting further information with respect to its formal response to the license suspension and was informed in January 2026 of the FDA’s decision to place the IND on clinical hold pending an investigation of a newly reported SAE in a patient who had received three concomitant vaccines, including IXCHIQ.
United Kingdom Medicines and Healthcare products Regulatory Agency (MHRA)
On February 5, 2025, the MHRA granted marketing authorization for IXCHIQ for the prevention of chikungunya virus disease in adults aged 18 and older.
In June 2025, the UK MHRA implemented a temporary suspension on the use of IXCHIQ in elderly adults and in February 2026 updated its recommendation for the use of IXCHIQ in the UK by including a restriction for individuals 60 years of age and older, for people with specified health conditions as well as timing of vaccination prior to travel. The MHRA confirmed that the benefit–risk profile of IXCHIQ remains favorable for individuals aged 18 to 59 years who are at risk of chikungunya infection and do not have the contraindicated underlying medical conditions.
Brazilian National Health Surveillance Agency (ANVISA)
In April 2025, Brazil’s health regulator, ANVISA, granted marketing authorization for IXCHIQ, representing the first approval of a chikungunya vaccine in an endemic country and supporting Valneva’s strategy to expand access to the vaccine with support from the Coalition for Epidemic Preparedness Innovations and the European Union.
Health Canada
In August 2025, Health Canada granted marketing authorization for IXCHIQ for the prevention of chikungunya virus disease in individuals aged 12 years and older. This approval expanded the vaccine’s prior authorization for adult use and aligned with the adolescent label extension approved in Europe in April 2025.
Commercial Agreements and Market Access
During 2025, Valneva strengthened its commercial partnerships to support the distribution and supply of its commercial vaccines.
In January 2025, Valneva USA, Inc. signed a new $32.8 million supply contract with the United States Department of Defense (DoD) for the supply of Valneva’s Japanese encephalitis vaccine, IXIARO. Under the one-year contract, the DoD committed to purchase a minimum of $32.8 million worth of IXIARO vaccines.
In June 2025, Valneva, through its subsidiaries Valneva Austria GmbH and Valneva Sweden AB, entered into exclusive marketing and distribution agreements with CSL Seqirus for the commercialization of Valneva’s vaccines in Germany. In July 2025, CSL Seqirus started to commercialize IXCHIQ, followed by IXIARO and the cholera vaccine DUKORAL in 2026. The agreement has a term of three years and replaces the previous partnership with Bavarian Nordic.
Research and Clinical Development
Valneva continued to advance its vaccine development pipeline during the period.
In April 2025, Valneva and LimmaTech Biologics announced the vaccination of the first participant in a Phase 2 study evaluating S4V2, the most clinically advanced tetravalent bioconjugate vaccine candidate against shigellosis. The study is assessing the safety and immunogenicity of S4V2 in approximately 110 nine-month-old infants in Kenya and aims to identify the optimal dose for a future Phase 3 trial.
Shigellosis remains a major global health concern, particularly among children under five years of age. The study is funded by the Gates Foundation, with results expected in the year 2026.
Financing Activities
During 2025, Valneva also strengthened its financial position through capital markets activities and debt refinancing. The Company issued 9.3 million shares under the ATM program, raising €27.4 million, offset by €1.2 million in transaction costs.
In March 2025, Valneva filed a prospectus supplement with the U.S. Securities and Exchange Commission as part of the renewal of its registration statement on Form F-3 related to its existing At-the-Market (ATM) offering program. Originally established in August 2022, the ATM program allows the Company to offer and sell up to $75 million in American Depositary Shares (ADS), each representing two ordinary shares. The Company is not obligated to sell any ADS under the program, and the renewed agreement retains terms similar to the original arrangement.
In October 2025, Valneva entered into a non-dilutive debt refinancing agreement with funds managed by Pharmakon Advisors providing a facility of up to $500 million. The initial tranche of $215.0 million (€183.0 million equivalent as at December 31, 2025) was used to fully repay the existing debt with Deerfield Management and OrbiMed, including related fees and expenses. The remaining $285.0 million may be drawn in the future to support business development opportunities.
The new facility extends Valneva’s debt maturity from Q1 2026 to Q4 2030, lowers the interest rate and enhances financial flexibility.
Strategic and Operational Updates
As part of the Group’s ongoing efforts to improve operational efficiency, Valneva announced a strategic initiative in November 2025 to optimize its organizational footprint in France. Valneva decided to consolidate its French operations at its Lyon site and close the facility in Saint-Herblain, Nantes, which included operational activities as well as certain pre-clinical research and development functions.
This consolidation is expected to streamline operations in France while centralizing all research and development activities at the Group’s site in Vienna.
In December 2025, Valneva and Serum Institute of India mutually agreed to discontinue the license agreement for Valneva’s chikungunya vaccine, IXCHIQ.
5.1.2 Group information
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			December 31, 2025	December 31, 2024
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%
The closing date for the consolidated financial statements is December 31 of each year.
The Company previously maintained a site in Saint-Herblain, Nantes (France) with general and administrative functions as well as research and development facilities with a site in Lyon. During the first part of 2026, the Company will consolidate its French operations at its Lyon location, which serves as a base for commercial activities, and close the Saint-Herblain, Nantes (France) site, This consolidation is intended to streamline operations and improve efficiency in France, while all research and development activities are centralized at the Group’s site in Vienna.
Vaccines Holdings Sweden AB, located in Solna, Sweden, is the holding company of Valneva Sweden AB, also located in Solna, which manufactures DUKORAL and commercializes DUKORAL, IXIARO, and IXCHIQ in the Nordic countries.
Valneva Austria GmbH, located in Vienna, Austria, focuses on pre-clinical and clinical development activities of vaccines. The facilities accommodate departments for pre-clinical R&D, technical/clinical product development, quality and regulatory affairs, general and administrative as well as commercial functions. In addition to using its latest-stage laboratory facilities for R&D activities, the site holds a certificate of Good Manufacturing Practice from the Austrian Agency for Health and Food Safety (AGES) for its Quality Control laboratories, and was licensed by the U.S. Food and Drug Administration (FDA). Valneva Austria GmbH commercializes IXIARO, DUKORAL,and IXCHIQ and third-party products such as Rabipur/RabAvert and Encepur. Additionally, Valneva Austria GmbH is involved in external manufacturing steps of IXCHIQ.
Valneva Canada Inc., located in Kirkland, Canada, focuses on commercializing IXIARO, DUKORAL, IXCHIQ, and third-party products such as KAMRAB.
Valneva France SAS, located in Lyon, France, focuses on commercializing IXIARO, DUKORAL, IXCHIQ, and previously also commercialized third-party products such as Rabipur/RabAvert and Encepur.
Valneva Scotland Ltd., located in Livingston, Scotland (United Kingdom) is primarily involved in the production of IXIARO and IXCHIQ and provides R&D support to the business as and when required.
Valneva UK Ltd., located in Fleet, England (United Kingdom), focuses on commercializing DUKORAL, IXIARO, and IXCHIQ in the United Kingdom.
Valneva USA, Inc., located in Bethesda, Maryland (USA), focuses on the commercialization of IXIARO to the U.S. military and the U.S. private market and previously also commercialized IXCHIQ in the U.S.
VBC 3 Errichtungs GmbH (Vienna, Austria), owns the Laboratory and Office building used by Valneva Austria GmbH.